SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2018	2017
	Unaudited

Volatility	53%-55%	49%-50%
Risk-free interest rate	2.6%-2.8%	1.8%-2.1%
Dividend yield	0%	0%
Expected life (years)	4.9-5	4.7-6